Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Basis of Presentation

Basis of Presentation

These unaudited interim condensed consolidated financial statements (the “interim financial statements”) have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Certain information and disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) have been condensed or omitted. Accordingly, these interim financial statements should be read in conjunction with the Company’s consolidated financial statements included in its annual report on Form 20-F for the year ended December 31, 2018. In the opinion of management, all adjustments (consisting of a normal recurring nature) considered necessary for a fair presentation have been included in the interim financial statements. All intercompany transactions and balances are eliminated upon consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity or areas where assumptions and estimates are significant to these interim financial statements are disclosed in Note 4. The results of operations for the three and six months ended June 30, 2019 are not necessarily indicative of operations to be expected for the full fiscal year ending December 31, 2019.

Foreign Currency Transactions

Foreign Currency Transactions

Items recorded in each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The interim financial statements are presented in euros, which is Merus N.V.’s functional currency. The functional currency of Merus US, Inc. is the U.S. dollar. All amounts are rounded to the nearest thousand euros, except where otherwise indicated.

Seasonality

Seasonality

The Company’s financial results have varied substantially, and are expected to continue to vary, from period to period. The Company believes that its ordinary activities are not linked to any particular seasonal factors.

Segment Reporting	Segment Reporting The Company operates in one reportable segment, which comprises the discovery and development of innovative bispecific therapeutics.
Cash and Cash Equivalents

Cash and Cash Equivalents

For the purpose of presentation in the unaudited condensed consolidated statement of cash flows as well as the unaudited condensed consolidatedstatement of financial position, cash and cash equivalents include deposits held with financial institutions with a maturity of three months or less from the date of acquisition. Cash and cash equivalents include €49.0 million of short-term investments with a three month or less maturity, callable on demand. The carrying values of short-term investments approximate fair value due to their short-term maturities.

Revenue Recognition

Revenue Recognition

The Company accounts for revenue in accordance with IFRS 15, Revenue from Contracts with Customers (“IFRS 15”). This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments.

The terms of the contracts within the scope of IFRS 15 may contain multiple promised goods and services, which often include license rights to certain of the Company’s product candidates and research and development (“R&D”) activities. Payments under such agreements include: (i) upfront nonrefundable license fees; (ii) payments for R&D services performed by the Company, including reimbursement for certain external costs; (iii) payments based upon the achievement of certain development, regulatory and commercial milestones; and (iv) royalties on net product sales, if any.

Under IFRS 15, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company recognizes revenue following the five-step model prescribed under IFRS 15: (i) identification of the contract(s) with the customer; (ii) identification of the performance obligations; (iii) determination of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations in the contract; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

In order to account for contracts with customers, the Company identifies the promised goods or services in the contract and evaluates whether such promised goods or services represent performance obligations. The Company accounts for those components as separate performance obligations when the following criteria are met: (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer, and (ii) the Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract. This evaluation requires subjective determinations and requires the Company to make judgments about the promised goods and services and whether such goods and services are separable from the other aspects of the contractual relationship. In determining the performance obligations, the Company evaluates certain criteria, including whether the promised good or service is capable of being distinct and whether such good or service is distinct within the context of the contract, based on consideration of the relevant facts and circumstances for each arrangement. Factors considered in this determination include the research, manufacturing and commercialization capabilities of the customer; the availability of research and manufacturing expertise in the general marketplace; and the level of integration, interrelation, and interdependence among the promises to transfer goods or services.

The transaction price is allocated among the performance obligations using the relative selling price method and the applicable revenue recognition criteria are applied to each of the separate performance obligations. At contract inception, the Company determines the standalone selling price for each performance obligation identified in the contract. If an observable price of the promised good or service sold separately is not readily available, the Company utilizes assumptions that require judgment to estimate the standalone selling price, which may include development timelines, probabilities of technical and regulatory success, reimbursement rates for personnel costs, forecasted revenues, potential limitations to the selling price of the product, expected technological life of the product and discount rates.

Upfront License Payments

If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenue allocated to the license when the license is transferred to the customer and the customer is able to use and benefit from the license. For licenses that are not distinct and bundled with other performance obligations, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from the combined performance obligation. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Milestones

At the inception of each arrangement that includes pre-commercial milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant cumulative revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control, such as regulatory approvals, are not considered probable of being achieved until the uncertainty related to the milestone is resolved. The transaction price is then allocated to each performance obligation on a relative selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. Any such adjustments are recorded on a cumulative catch-up basis, which affects revenue in the period of adjustment. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price.

Royalties

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and where the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of: (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). To date, the Company has not recognized any royalty revenue.

R&D Cost Reimbursement

R&D cost reimbursement revenue, which is typically related to reimbursements from customers for the Company’s performance of R&D services under the respective agreements, is recognized on the basis of labor hours valued at a contractually agreed rate. R&D cost reimbursement revenue also includes reimbursements for related out-of-pocket expenses and third-party costs. R&D cost reimbursement revenue is recognized in the same period as the costs for which they are intended to compensate. Expenses eligible for reimbursement to the collaborating party, which are not in exchange for distinct goods or services, are netted with the R&D cost reimbursement revenue with the same party.

The Company typically acts as the principal under such arrangements and, therefore, records these reimbursements on a gross basis. The impact of the new revenue standard IFRS 15 was also assessed for the instances under the ONO Pharmaceutical Co., Ltd. (“ONO”) research and license agreement where the Company acts as an agent. The Company concluded that no control was obtained for these pass-through arrangements to reimburse costs under the ONO research and license agreement and as such the cost reimbursements were netted in R&D instead of being recognized as revenue.

Costs of Obtaining a Contract with a Customer

The Company capitalizes the incremental costs of obtaining a contract with a customer if it expects to recover those costs. To date, the Company has not capitalized any incremental costs for obtaining a contract.

Government Grants

The Company receives certain government and regional grants, which support its research efforts in defined projects, and include contributions towards the R&D cost. When there is reasonable assurance that the Company will comply with the conditions attached to a received grant, and when there is reasonable assurance that the grant will be received, government grants are recognized as revenue on a gross basis in the consolidated statement of profit or loss and comprehensive loss on a systematic basis over the periods in which the Company recognizes expenses for the related costs for which the grants are intended to compensate. In the case of grants related to assets, the received grant will be deducted from the carrying amount of the asset.

Leases

Leases

Effective January 1, 2019, the Company adopted IFRS 16, Leases (“IFRS 16”). This standard applies to all leases, including leases of right-of-use assets in a sublease, except for leases that are within the scope of other standards, such as licenses of intellectual property, service concession arrangements and rights held by a lessee under licensing agreements.

IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. A lessee is required to recognize a right-of-use asset representing its right to use the underlying leased asset and a lease liability representing its obligation to make lease payments.

Determining whether an Arrangement Contains a Lease

At inception of an arrangement, the Company determines whether the arrangement conveys the right to control the use of an identified asset for a period in exchange for consideration, in which case the arrangement is, or contains, a lease.

At inception or on reassessment of an arrangement that contains a lease, the Company allocates the consideration in the arrangement to each lease component on the basis of the relative stand-alone price of the lease component and the aggregate stand-alone price of the non-lease components. However, for non-real estate leases, the Company has elected not to separate non-lease components and accounts for the lease and non-lease components as a single lease component.

Lease Assets and Lease Liabilities

The Company recognizes a right-of-use asset (“lease asset”) and a lease liability at the lease commencement date. The lease asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to restore the underlying asset, less any lease incentives received. Subsequent to initial recognition, the lease asset is depreciated from the commencement date to the earlier of the end of the useful life of the lease asset or the end of the lease term. Lease asset depreciation expense is recognized as an operating expense in the condensed consolidated statement of profit or loss and comprehensive loss.

The lease liability is initially measured at the present value of outstanding lease payments, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The lease liability is measured at amortized cost using the effective interest method and is remeasured when there is a change in future lease payments arising from a change in an index or rate. A corresponding adjustment is made to the carrying amount of the lease asset. Interest expense related to the Company’s lease liabilities is recognized as a finance expense in the condensed consolidated statement of profit or loss and comprehensive loss.

Short-Term Leases and Low Value-Leases

The Company has elected not to recognize lease assets and lease liabilities for short-term leases (leases with a term of 12 months or less) and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an operating expense in its condensed consolidated statement of profit or loss and comprehensive loss over the lease term.